Expense Example - TORTOISE NUCLEAR RENAISSANCE ETF - TORTOISE NUCLEAR RENAISSANCE ETF	Dec. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240